Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents [Abstract]
Summary of Cash on Hand and Cash Held at Bank

	December 31, 2014		December 31, 2015
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	674,001	110,149	606,845	93,454
USD	294,036	294,036	268,198	268,198
HKD	697	90	969	125
Total		404,275		361,777

Summary of Time Deposits

	December 31, 2014		December 31, 2015
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	156,749	25,617	349,099	53,760
USD	5,500	5,500	260,597	260,597
Total		31,117		314,357